Financing Activities Unsecured Senior Note Maturities (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012 6.875% Senior Note	Dec. 31, 2011 4.80% Senior Note	Dec. 31, 2010 $10.0 million 8.08% MTN	Dec. 31, 2010 $10.0 million 8.05% MTN
Extinguishment of Debt
Interest rate		6.875%	4.80%	8.08%	8.05%
Gross payment to extinguish debt	$ 20,500,000	$ 82,800,000	$ 58,300,000
Senior / medium note principal	20,000,000	80,000,000	56,900,000
Senior / medium note accrued interest	500,000	2,800,000	1,400,000
Medium-term notes				$ 10,000,000	$ 10,000,000